COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 13 – Contingencies:

General

From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to matters disclosed in this note.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matters disclosed in this note, except as noted below. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur. Accordingly, management's assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flows in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Litigation

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator's patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe, where Teva has in recent years increased the number of launches of its generic versions of branded pharmaceuticals prior to the expiration of the innovator's patents. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.

On April 28, 2015, Teva launched its 2 mg, 5 mg, 10 mg, 15 mg, 20 mg, and 30 mg aripiprazole tablets, which are the AB-rated versions of Otsuka's Abilify®, which had annual sales according to IMS of approximately $7.8 billion for the twelve months ending December 2014. Otsuka sued Teva in New Jersey federal court for infringement of patents that expire in March 2023 and March 2027. On January 20, 2016, the court issued an order granting summary judgment on the grounds that Teva's generic product does not infringe Otsuka's patent directed to using aripiprazole in combination with certain anti-depressants. Otsuka appealed this order. In July 2016, Teva and Otsuka agreed in principle to settle this litigation, and a provision for the settlement was recorded in the financial statements for this quarter.

Product Liability Litigation

Teva's business inherently exposes it to potential product liability claims, and in recent years the number of product liability claims asserted against Teva has increased. Teva maintains a program of insurance, which may include commercial insurance, self-insurance (including direct risk retention), or a combination of both approaches, in amounts and on terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of commercial insurance it desires, or any commercial insurance on reasonable terms, in all of its markets.

Teva and/or its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the long-term use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. The cases of approximately 500 of the plaintiffs have been dismissed or otherwise resolved to date. Teva expects to be dismissed from at least some of the remaining cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product.

Approximately 40% of the plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia Court of Common Pleas. In addition, there are mass tort proceedings under way in state courts in California and New Jersey. The California litigation includes about half of the total plaintiffs. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. The appellate court affirmed this dismissal. On April 11, 2016, the New Jersey Supreme Court heard oral argument on Teva's further appeal of the decision with respect to the update claims. All of the cases in the New Jersey proceeding with respect to the generic defendants have been stayed pending resolution of the appeal. In the Philadelphia and California proceedings, the parties are working with the coordinating judges to identify potential representative cases that would go to trial initially, in order to determine the possibility of settlement of the various proceedings.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva's patent challenges have resulted in litigation relating to Teva's attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire. Occasionally, Teva and its subsidiaries have been named as defendants in cases that allege antitrust violations arising from such settlement agreements. Teva believes that its settlement agreements are lawful and serve to increase competition, and intends to defend them vigorously. However, the plaintiffs in these cases typically allege (1) that Teva received something of value from the innovator in exchange for an agreement to delay generic entry, and (2) that they would have realized significant savings if there had been no settlement and competition had commenced earlier. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been, and disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. The damages allegedly caused by the alleged delays in generic entry generally depend on the size of the branded market and the length of the alleged delay, and can be substantial, particularly where the alleged delays are lengthy or branded drugs with sales in the billions of dollars are involved.

On June 17, 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new test may lead to increased scrutiny of Teva's patent settlements, additional action by the Federal Trade Commission (“FTC”), and an increased risk of liability in Teva's currently pending antitrust litigations.

In April 2006, certain subsidiaries of Teva were named in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements entered into between Cephalon, Inc., now a Teva subsidiary (“Cephalon”), and various generic pharmaceutical companies in late 2005 and early 2006 to resolve patent litigation involving certain finished modafinil products (marketed as Provigil®) were unlawful because they had the effect of excluding generic competition. The case also alleges that Cephalon improperly asserted its Provigil® patent against the generic pharmaceutical companies. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon (the “Direct Purchaser Class”). Similar allegations have been made in a number of additional complaints, including those filed on behalf of a proposed class of end payors of Provigil (the “End Payor Class”), by certain individual end payors, by certain retail chain pharmacies and by Apotex, Inc. (collectively, these cases are referred to as the “Philadelphia Modafinil Action”). Separately, Apotex challenged Cephalon's Provigil® patent, and in October 2011, the Court found the patent to be invalid and unenforceable based on inequitable conduct. This decision was affirmed on appeal in April 2013. Teva has either settled or reached agreements in principle to settle with all of the plaintiffs in the Philadelphia Modafinil Action.

In February 2008, following an investigation, the FTC sued Cephalon only, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition (the “FTC Modafinil Action”).

In addition to the Philadelphia Modafinil Action and the FTC Modafinil Action, the City of Providence, Rhode Island, the State of Louisiana and United Healthcare have also filed lawsuits against Cephalon and other Teva subsidiaries. Teva has reached an agreement in principle with the City of Providence, and won its motion to dismiss against the State of Louisiana. Cephalon and other Teva subsidiaries have also received notices of potential claims related to the Provigil® settlement agreements by certain other claimants. Annual sales of Provigil® were approximately $500 million at the time of the settlement agreements, and approximately $1 billion when the first generic modafinil product was launched in March 2012.

On May 28, 2015, Cephalon entered into a consent decree with the FTC under which the FTC dismissed its claims against Cephalon in the FTC Modafinil Action in exchange for payment of $1.2 billion (less set-offs for prior settlements) by Cephalon and Teva into a settlement fund. The net amount paid into the settlement fund may be used to settle certain other related cases, including the claims still pending in the litigation described above, as well as other government investigations. Under the consent decree, Teva also agreed to certain injunctive relief with respect to the types of settlement agreements Teva may enter into to resolve patent litigation in the United States for a period of ten years. If, at the end of the ten years, the entire settlement fund has not been fully disbursed, any amount remaining will be paid to the Treasurer of the United States. On July 16, 2015, Teva made a payment into the settlement fund for the difference of $1.2 billion less the amount of the agreed-upon settlements reached as of that date. Management recorded an additional charge of $398 million in the second quarter of 2015 as a result of the settlement with the FTC.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties might have had the object or effect of hindering the entry of generic modafinil. The Commission has indicated to Teva that it intends to issue a statement that will specify the initial findings of the investigation.

Barr Laboratories, Inc., a subsidiary of Teva (“Barr”), is a defendant in actions in California, Florida and Kansas alleging that a January 1997 patent litigation settlement agreement between Barr and Bayer Corporation concerning the antibiotic Cipro was anticompetitive and violated state antitrust and consumer protection laws. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. While an appeal was pending before the California Supreme Court, the trial court approved a $74 million class settlement with Bayer. On May 7, 2015, the California Supreme Court reversed and remanded the case back to the trial court for a rule of reason inquiry as to the remaining defendants, including Barr. A trial has been scheduled for October 2016. Based on the plaintiffs' expert testimony in the California case, estimated sales of ciprofloxacin in California were approximately $500 million during the alleged damages period.

In the Kansas Cipro action, the court granted preliminary approval of the settlement Bayer entered into with plaintiffs on June 5, 2015. On July 22, 2015, Barr and the remaining co-defendants also agreed to settle with the plaintiffs; the court granted final approval of the settlement on June 6, 2016. The Florida case has been administratively closed by the court.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® XR) entered into in November 2005. The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. On October 7, 2014, the court granted Teva's motion to dismiss in the direct purchaser cases, after which the parties agreed that the court's reasoning applied equally to the indirect purchaser cases. Plaintiffs filed notices of appeal, and the Third Circuit has consolidated the appeal with a separate antitrust case in which Teva is not a party, In re Lipitor Antitrust Litigation, solely for purposes of disposition by the same appellate panel. The appeal has been fully briefed and oral argument is expected to be heard in the fall of 2016. Annual sales of Effexor® XR were approximately $2.6 billion at the time of settlement and at the time generic versions were launched in July 2010.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline (“GSK”) and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®) entered into in February 2005. In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the District Court dismissed the cases. On January 24, 2014, the District Court denied the direct purchaser plaintiffs' motion for reconsideration and affirmed its original dismissal of the cases. On June 26, 2015, the Third Circuit reversed and remanded for further proceedings. The defendants' petitions for review by the full court were denied on September 23, 2015. On February 19, 2016, Teva and GSK filed a petition for a writ of certiorari in the United States Supreme Court, which remains pending. On June 6, 2016, the Supreme Court invited the Solicitor General of the United States to file a brief expressing the government's views on the pending petition. Litigation has resumed in the district court in both the direct purchaser and indirect purchaser actions. Teva and GSK filed a motion for judgment on the pleadings in the indirect purchaser action on December 28, 2015, which the District Court granted in part and denied in part on March 22, 2016. The plaintiffs moved the District Court to reconsider that ruling, but the motion was denied. Annual sales of Lamictal® were approximately $950 million at the time of the settlement, and approximately $2.3 billion at the time generic competition commenced in July 2008.

On June 18, 2014, two groups of end payors sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, in the Philadelphia Court of Common Pleas for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation (the “Philadelphia Esomeprazole Actions”). These end payors had opted out of a class action that was filed in the Massachusetts federal court in September 2012 and resulted in a jury verdict in December 2014 in favor of AstraZeneca and Ranbaxy (the “Massachusetts Action”). Prior to the jury verdict, Teva settled with all plaintiffs for $24 million. The allegations in the Philadelphia Esomeprazole Actions are nearly identical to those in the Massachusetts Action. The Philadelphia Esomeprazole Actions are stayed pending resolution of the Massachusetts Action, which is currently on appeal to the First Circuit with respect to the claims against the nonsettling defendants AstraZeneca and Ranbaxy.

In April 2013, purported classes of direct purchasers of, and end payors for, Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the United States District Court for the Eastern District of Pennsylvania. Teva and Abbott's motion to dismiss was denied on September 8, 2014. In March, April and December 2015 and in January 2016, several individual direct purchaser opt-out plaintiffs filed complaints with allegations nearly identical to those of the direct purchaser class. Annual sales of Niaspan® were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time generic competition commenced in September 2013.

Since July 2013, numerous lawsuits have been filed in several federal courts by purported classes of end payors for, and direct purchasers of, Solodyn® ER (minocycline hydrochloride) against Medicis, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Medicis and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Medicis in March 2009. A multidistrict litigation has been established in the United States District Court for the District of Massachusetts. On September 12, 2014, plaintiffs filed an amended complaint that did not name Teva as a defendant. Annual sales of Solodyn® ER were approximately $380 million at the time Teva settled, and approximately $765 million at the time generic competition entered the market on a permanent basis in November 2011.

Since November 2013, numerous lawsuits have been filed in several federal courts by purported classes of end payors for, and direct purchasers of, Aggrenox® (dipyridamole/aspirin tablets) against Boehringer Ingelheim (“BI”), the innovator, and several Teva subsidiaries. The lawsuits allege, among other things, that the settlement agreement between BI and Barr entered into in August 2008 violated the antitrust laws. A multidistrict litigation has been established in the United States District Court for the District of Connecticut. Teva and BI's motion to dismiss was denied on March 23, 2015. Defendants' motion for certification for an immediate appeal of that decision was granted on July 21, 2015, but the Second Circuit denied hearing the appeal. Annual sales of Aggrenox® were approximately $340 million at the time of the settlement, and were approximately $455 million at the time generic competition began in July 2015. Teva launched a generic version of Aggrenox® in July 2015.

Since January 2014, numerous lawsuits have been filed in the United States District Court for the Southern District of New York by purported classes of end payors for and direct purchasers of ACTOS® and ACTO plus Met® (pioglitazone and pioglitazone plus metformin) against Takeda, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Takeda and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Takeda in December 2010. Defendants' motions to dismiss with respect to the end payor lawsuits were granted on September 23, 2015. On October 22, 2015, the end payors filed a notice of appeal of this ruling, and on March 22, 2016, a stipulation was filed dismissing Teva and the other generic defendants from the appeal. The lawsuits brought by the direct purchasers were stayed pending a ruling on the motions to dismiss the end payor lawsuits. Following the ruling on the motions to dismiss in the end payor lawsuits, the direct purchaser plaintiffs amended their complaint. Defendants have moved to dismiss that complaint. The case against the direct purchasers has been stayed pending resolution of the appeal filed by the end payors. At the time of the settlement, annual sales of ACTOS® were approximately $3.7 billion and annual sales of ACTO plus Met® were approximately $500 million. At the time generic competition commenced in August 2012, annual sales of ACTOS® were approximately $2.8 billion and annual sales of ACTO plus Met® were approximately $430 million.

On September 8, 2014, the FTC sued AbbVie Inc. and certain of its affiliates (“AbbVie”) and Teva in the United States District Court for the Eastern District of Pennsylvania alleging that they violated the antitrust laws when they entered into a settlement agreement to resolve the AndroGel® patent litigation and a supply agreement under which AbbVie would supply authorized generic product for TriCor® to Teva. The FTC alleges that Teva agreed to delay the entry of its generic testosterone gel product in exchange for entering into the TriCor supply agreement. On May 6, 2015, the court granted Teva's motion to dismiss the FTC's claim as to Teva. The FTC's motions for reconsideration and for entry of partial final judgment to permit an immediate appeal were denied.

Since May 29, 2015, two lawsuits have been filed in the United States District Court for the Southern District of New York by a purported class of direct purchasers of, and a purported class of end payors for, Namenda IR® (memantine hydrochloride) against Forest Laboratories, LLC and Actavis PLC, the innovator, and several generic manufacturers, including Teva. The direct purchasers withdrew their complaint and filed an amended complaint that did not name Teva as a defendant. Defendants have moved to dismiss the claims made by the end payors. The lawsuits allege, among other things, that the settlement agreements between Forest and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Forest in November 2009. Annual sales of Namenda IR® at the time of the settlement were approximately $1.1 billion, and are currently approximately $1.4 billion.

Government Investigations and Litigation Relating to Pricing and Marketing

Teva is involved in government investigations and litigation arising from the marketing and promotion of its specialty pharmaceutical products in the United States. Many of these investigations originate through what are known as qui tam complaints, in which the government reviews a complaint filed under seal by a whistleblower (a “relator”) that alleges violations of the federal False Claims Act. The government considers whether to investigate the allegations and will, in many cases, issue subpoenas requesting documents and other information, including conducting witness interviews. The government must decide whether to intervene and pursue the claims as the plaintiff. Once a decision is made by the government, the complaint is unsealed. If the government decides not to intervene, then the relator may decide to pursue the lawsuit on his own without the active participation of the government.

Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment. Generally speaking, these cases take several years for the investigation to be completed and, ultimately, to be resolved (either through litigation or settlement) after the complaint is unsealed. In addition, some states have pursued investigations under state false claims statutes or consumer protection laws, either in conjunction with a government investigation or separately. There is often collateral litigation that arises from public disclosures of government investigations, including the filing of class action lawsuits by third party payors alleging fraud-based claims or by shareholders alleging violations of the securities laws.

A number of state attorneys general and others have filed various actions against Teva and/or certain of its subsidiaries in the United States relating to reimbursements or drug price reporting under Medicaid or other programs. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. Teva and its subsidiaries have reached settlements in most of these cases, and remain parties to litigation in Illinois. A provision for the cases has been included in the financial statements. Trial in the Illinois case concluded in the fourth quarter of 2013, and post-trial briefing has been submitted and is under consideration. The court has notified the parties that it will issue an order regarding the case by August 17, 2016. The State of Illinois is seeking approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to well over $100 million. Teva denies any liability, and will argue that even if the court finds liability, compensatory damages and penalties should be significantly less than the amount sought by the state.

Several qui tam complaints have been unsealed in recent years as a result of government decisions not to participate in the cases. The following is a summary of certain government investigations, qui tam actions and related matters.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including certain Teva subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The United States Department of Justice declined to join in the matter. The defendants, including Teva, filed a motion to dismiss, which was granted on February 25, 2013. The plaintiffs' deadline to appeal the dismissal has not yet expired.

In September 2013, the State of Louisiana filed a complaint seeking unspecified damages against 54 pharmaceutical companies, including several Teva subsidiaries. The complaint asserts that each of the defendants allegedly defrauded the state by falsely representing that its products were FDA-approved drugs, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for products that it would not otherwise have covered. The case was dismissed without prejudice in September 2015, with the court finding that the state was not a proper plaintiff. The state has appealed this decision.

Cephalon has received and responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. In March 2013, a federal False Claims Act complaint filed against Cephalon in the United States District Court for the Southern District of New York was unsealed. The case was transferred to the Eastern District of Pennsylvania. The complaint alleges off-label promotion of Treanda® and Fentora®. The court granted Cephalon's motion to dismiss the Fentora claims and denied Cephalon's motion to dismiss the Treanda® claims. On May 9, 2016, Cephalon filed a motion to limit the fact discovery period to pre-December 2012 because of the lack of factual specificity regarding ongoing conduct in the relator's complaint. Discovery is ongoing in this matter. In January 2014, a separate federal False Claims Act complaint that had been filed in the United States District Court for the Eastern District of Pennsylvania was served on Cephalon. The complaint alleges off-label promotion of Fentora®, Nuvigil® and Provigil®. The court dismissed the Fentora® claims and denied Cephalon's motion to dismiss the Provigil® and Nuvigil® claims. On August 13, 2015, Cephalon submitted a motion to modify the court's order denying its motion to dismiss the relators' Provigil® claims. On February 2, 2016, the District Court granted Cephalon's motion for judgment on the pleadings as to Provigil® claims that allegedly occurred prior to February 28, 2008. The relators' motion for reconsideration was denied without prejudice. On May 9, 2016, the relators filed a motion seeking an extension of the claims period through the time of trial and requesting the District Court to permit fact discovery for the period after March 2014.

In May 2014, counsel for Santa Clara County and Orange County, purportedly on behalf of the People of California, filed a complaint in the Superior Court for Orange County, California against Teva and Cephalon, along with several other pharmaceutical companies, contending that defendants allegedly engaged in improper marketing of opioids, including Actiq® and Fentora®. In June 2014, the City of Chicago filed a similar complaint against Teva and Cephalon in the Circuit Court of Cook County, Illinois, which has been removed to the Northern District of Illinois. Both complaints assert claims under state law based upon alleged improper marketing of opioids, and both seek a variety of damages, including restitution, civil penalties, disgorgement of profits, treble damages, attorneys' fees and injunctive relief. Neither complaint specifies the exact amount of damages at issue. Teva and Cephalon filed motions to dismiss in both the California and Chicago actions. In the California action, in August 2015, the Court granted the defendants' demurrer, or motion to dismiss, on primary jurisdiction grounds and the case has been stayed. In June 2016, the counties in the California action filed a motion to lift the stay and a motion for leave to file a third amended complaint. Defendants filed oppositions to those motions on July 1, 2016. In the Chicago action, all claims against Teva and Cephalon were dismissed without prejudice. In August 2015, the City of Chicago filed a second amended complaint and defendants have filed motions to dismiss the second amended complaint. The City filed its opposition to the motion to dismiss on February 18, 2016, and the defendants replied on April 15, 2016.

In December 2015, the Mississippi Attorney General filed a lawsuit against Teva Pharmaceuticals USA, Inc. (“Teva USA”) and Cephalon along with the same defendants named in the California and Chicago actions described above. The Mississippi complaint is similar to the California and Chicago complaints, asserts claims under Mississippi state law based upon alleged improper marketing of opioids, including Actiq® and Fentora®, and seeks a variety of damages including restitution, civil penalties, disgorgement of profits, treble damages, attorneys' fees and injunctive relief. The complaint does not specify the exact amount of damages at issue. Teva USA and Cephalon, along with the co-defendants named in the action, filed joint and individual motions to dismiss on March 8, 2016. The State filed its opposition to the various motions to dismiss on June 16, 2016. The defendants filed replies in support of the motions to dismiss on July 28, 2016.

On January 8, 2014, Teva received a civil investigative demand from the United States Attorney for the Southern District of New York seeking documents and information from January 1, 2006 related to sales, marketing and promotion of Copaxone® and Azilect®. The demand states that the government is investigating possible civil violations of the federal False Claims Act. On March 12, 2015, the docket in this matter and a False Claims Act civil qui tam complaint concerning this matter were unsealed by the court, which revealed that the United States Attorney had notified the court on November 18, 2014 that it had declined to intervene in and proceed with the lawsuit. The qui tam relators, however, are moving forward with the lawsuit. On June 5, 2015, Teva filed motions to dismiss the complaint. On February 22, 2016, the Court stayed its decision on the relators' claims based on state and local laws, denied Teva's motions to dismiss the False Claims Act claims, and instructed the relators to amend their complaint with additional information. On March 23, 2016, the relators filed an amended complaint. On April 11, 2016, Teva filed an answer. The case is proceeding to discovery. No trial date has been scheduled.

On June 21, 2015, Teva USA received a subpoena from the Antitrust Division of the United States Department of Justice seeking documents and other information relating to the marketing and pricing of certain of Teva USA's generic products and communications with competitors about such products. On July 12, 2016, Teva USA received a subpoena from the Connecticut Attorney General seeking documents and other information relating to potential state antitrust law violations. Teva is cooperating fully with these requests.

For several years, Teva has been conducting a voluntary worldwide investigation into business practices that may have implications under the U.S. Foreign Corrupt Practices Act (“FCPA”). Teva has engaged outside counsel to assist in its investigation, which was prompted by the receipt, beginning in 2012, of subpoenas and informal document requests from the SEC and the Department of Justice (“DOJ”) to produce documents with respect to compliance with the FCPA in certain countries. Teva has provided and will continue to provide documents and other information to the SEC and the DOJ, and is cooperating with these agencies in their investigations of these matters. In the course of its investigation, which is substantially complete, Teva has identified certain business practices and transactions in Russia, certain European countries, certain Latin American countries and other countries in which it conducts business, which likely constitute violations of the FCPA and/or local law. In connection with its investigation, Teva has also become aware that Teva affiliates in certain countries under investigation provided to local authorities inaccurate or altered information relating to marketing or promotional practices. Teva has brought and continues to bring these issues to the attention of the SEC and the DOJ. Teva cannot predict at this time the impact on the Company as a result of these matters, which may include material fines in amounts that are not currently estimable, limitations on the Company's conduct, the imposition of a compliance monitor and/or other civil and criminal penalties.

Environmental Matters

Teva and some of its subsidiaries are party to a number of environmental proceedings, or has received claims, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings and claims seek to require the generators of hazardous wastes disposed of at a third-party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the site or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva has received claims, or has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties, under certain circumstances, may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings or for which claims have been asserted; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal, state, commonwealth or local regulatory violations at some of Teva's facilities have resulted, or may result, in the imposition of significant penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state or commonwealth costs and natural resource damages, and have required, or may require, that corrective measures and enhanced compliance measures be implemented.